Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

	December 31,
	2023	2022
	£000s	£000s
Cash at bank and in hand	24,993	41,986
US Treasury Bills	29,038	12,376
Short term bank deposits	-	454
Total Cash and cash equivalents	54,031	54,816